OTHER COMMITMENTS AND CONTINGENCIES - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Collateral amount	$ 1,893,116	$ 1,383,330